Revisions (Tables)	12 Months Ended
Dec. 31, 2025
Revisions
Schedule of revised consolidated financial statements

2023	As previously stated	Adjustments	As revised
Consolidated Statements of Financial Position
Gold loan payable	4,371,546	1,287,572	5,659,118
Derivative liability	108,830	(108,830)	-
Deficit	(157,391,582)	(1,178,742)	(158,570,324)

Consolidated statements of loss and comprehensive loss
Other items
Gold loan payable adjustments	-	527,913	527,913
Comprehensive loss for the year	(63,620,232)	(527,913)	(64,148,145)
Loss per share, basic and diluted	(0.46)	(0.01)	(0.47)

Consolidated statements of changes in equity
Loss for the year	(63,620,232)	(527,913)	(64,148,145)
Deficit – December 31, 2021	(93,771,350)	(650,829)	(94,422,179)
Deficit – December 31, 2022	(157,391,582)	(1,178,742)	(158,570,324)
Total equity	7,005,595	(1,178,742)	5,826,853

Consolidated statements of cash flows
Operating activities
Loss for the year	(63,620,232)	(527,913)	(64,148,145)
Gold loan payable adjustments	-	527,913	527,913
Cash used in operating activities	(1,483,006)	-	(1,483,006)